Subsequent Events	9 Months Ended
Sep. 30, 2025
Subsequent Event [Line Items]
Subsequent Events	Subsequent events
Management of the Company has evaluated subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements. Management does note the following:
On January 17, 2025, the Company announced that it had entered into a definitive agreement to combine with 180 Degree Capital Corp. (“180 Degree Capital”) (Nasdaq: TURN) in an all-stock transaction (the “Business Combination”). The surviving entity is expected to be a Delaware corporation operating as Mount Logan Capital Inc. (“New Mount Logan”) listed on Nasdaq under the symbol MLCI. In connection with the Business Combination, shareholders of the Company will receive proportionate ownership of New Mount Logan determined by reference to the Company's transaction equity value at signing, subject to certain pre-closing adjustments, relative to 180 Degree Capital's net asset value (“NAV”) at closing.
On January 30, 2025, the Company announced it had successfully completed its previously announced minority investment in Runway Growth Capital LLC (“Runway”), alongside BCPA and certain of the BCPA Credit Affiliates, which are acquiring the remaining outstanding ownership in Runway. On closing, the Company issued to former Runway members an aggregate of 2,693,071 common shares of the Company at a deemed price of C$2.67, which was determined based on the 20-day volume-weighted average price prior to and including January 27, 2025. Runway will continue to serve as investment adviser to its managed funds, including Runway Growth Finance Corp. (Nasdaq: RWAY), a business development company, and to other private funds.
On January 15, 2025, the Company issued 652,135 restricted share units in accordance with the RSU Plan.
On February 4, 2025, the Company issued 17,315 common shares of the Company in satisfaction of less than $0.1 million of debt obligations owed in connection with the provision of certain consulting services.
On February 18, 2025, the Company issued 60,082 common shares of the Company (net of shares withheld for tax) to settle vested RSUs (inclusive of DEUs).
On January 30, 2025, Portman Ridge Finance Corporation (Nasdaq: PTMN) and Logan Ridge Finance Corporation (Nasdaq: LRFC) announced that they have entered into an agreement under which LRFC will merge with and into PTMN (the “Proposed Merger”), subject to the receipt of certain shareholder approvals and the satisfaction of other closing conditions. Pursuant to the Proposed Merger agreement, Portman Ridge will be the surviving public entity and will continue to trade on the Nasdaq under the symbol “PTMN.” The Company currently earns management fees under an IMA with LRFC. The IMA is recognized as an indefinite life intangible asset under the Asset Management business. Given the Proposed Merger is still subject to approval, there is no impact to the Consolidated Financial Statements.
On March 13, 2025, the Board declared a cash dividend in the amount of C$0.02 per common share to be paid on April 10, 2025 to shareholders of record on April 3, 2025.
On March 31, 2025, Ability issued a surplus note for $3.0 million to Atlantic Coast Life Insurance Company bearing interest at SOFR+6% per year, payable at maturity on March 31, 2033.
On March 31, 2025, Ability entered a new reinsurance treaty for additional MYGA with National Security Group (“NSG”), further diversifying its reinsurance partners.
Note 27. Subsequent events
Management of the Company has evaluated subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements. Management does note the following:
On October 19, 2025, all 20,468,128 outstanding Arrangement Warrants expired at 4:00 p.m. (Toronto time).
On November 5, 2025, the Board declared a cash dividend in the amount of $0.03 per common share to be paid on December 11, 2025 to shareholders of record on November 25, 2025.

Yukon New Parent, Inc.
Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
New Parent has evaluated subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements.
Management does note the following:
On August 22, 2025, 180 Degree Capital held a special meeting of shareholders to approve the proposed merger with Mount Logan Capital Inc., and at this meeting received the required votes in favor of all proposals related to the merger. 180 Degree Capital currently expects to close the merger in early September 2025.